OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05898
Invesco Prime Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 12/31/10

Item 1. Schedule of Investments.

Invesco Prime Income Trust
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-CE-PINC-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010 (Unaudited)

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Variable Rate Senior Loan Interests (a) 107.6%
	Aerospace & Defense 4.2%
$1,215	Apptis (DE), Inc.	4.53%	12/20/12	$1,208,642
477	Avio Investments Spa (Italy)	2.14	12/13/14	451,880
509	Avio Investments Spa (Italy)	3.01	12/13/15	484,264
5,462	Booz Allen Hamilton, Inc.	6.00 - 7.50	07/31/15	5,512,849
1,417	Dyncorp International, LLC	6.25	07/05/16	1,430,409
1,525	IAP Worldwide Services, Inc. (b)	8.25	12/30/12	1,522,768
1,879	Primus International, Inc.	2.76	06/07/12	1,855,547
2,919	Sequa Corp.	3.54	12/03/14	2,824,600
713	SI Organization, Inc.	5.75	11/19/16	720,404
245	TASC, Inc.	5.50	12/18/14	246,750
540	TASC, Inc.	5.75	12/18/15	542,985
1,297	Transdigm, Inc.	5.00	12/06/16	1,311,368
1,729	Triumph Group, Inc.	4.50	06/16/16	1,742,612
2,137	Vangent, Inc.	2.29	02/14/13	2,083,284
1,727	Wesco Aircraft Hardware Corp.	2.52	09/30/13	1,726,552
860	Wesco Aircraft Hardware Corp.	6.02	03/28/14	860,000
1,325	Wyle Services Corp.	7.75	03/25/16	1,329,280

				25,854,194

	Air Transport 0.4%
1,802	Delta Airlines, Inc.	8.75	09/27/13	1,820,974
1,000	US Airways Group, Inc.	2.79	03/21/14	903,750

				2,724,724

	Automotive 4.3%
2,441	Dana Holding Corp.	4.53	01/30/15	2,463,232
See accompanying notes which are an integral part of this schedule.
1     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Automotive (continued)
$96	Federal-Mogul Corp.	2.20%	12/28/15	$91,027
8,944	Federal-Mogul Corp.	2.21	12/29/14	8,437,110
8,010	Ford Motor Co.	3.03	12/16/13	8,008,290
664	Hertz Corp.	2.02 - 2.03	12/21/12	659,648
413	Key Safety Systems, Inc.	2.52	03/08/14	386,593
3,199	Pinafore, LLC	6.25	09/29/16	3,247,754
461	United Components, Inc.	6.25	03/23/17	466,668
3,097	Veyance Technologies, Inc.	2.77	07/31/14	2,763,113

				26,523,435

	Beverage & Tobacco 0.7%
2,693	DS Waters of America, Inc.	2.53	10/27/12	2,638,973
2,000	DSW Holdings, Inc.	4.29	03/02/12	1,930,000

				4,568,973

	Building & Development 2.8%
349	Axia Acquisition Corp.	3.39	03/12/16	303,513
183	Axia Acquisition Corp. (b)	9.39	03/11/16	173,453
2,367	Beacon Sales Acquisition, Inc.	2.28	09/30/13	2,283,821
634	Building Materials Holding Corp. (b)	8.00	01/05/15	508,850
2,806	Capital Automotive, LP	2.76	12/14/12	2,801,720
306	Contech Construction Products, Inc.	5.25	01/31/13	258,566
1,619	Custom Building Products, Inc.	5.75	03/19/15	1,631,100
4,446	Ginn-LA CS Borrower, LLC (c)	6.20 - 7.75	06/08/11	255,645
2,000	Ginn-LA CS Borrower, LLC (c)	10.20	06/08/12	10,000
See accompanying notes which are an integral part of this schedule.
2     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Building & Development (continued)
$1,676	London Arena and Waterfront Finance, LLC	2.78%	03/08/12	$1,673,129
1,053	NLV Holdings, LLC (b)(c)(d)	5.75	03/31/11	221,063
5,475	Realogy Corp.	3.28 - 3.30	10/10/13	5,161,648
553	Rhodes Ranch General Partnership (b)	5.30	03/31/16	439,805
1,272	South Edge, LLC (c)(e)	5.25	10/31/08	454,742
2,973	Tamarack Resorts, LLC (c)	7.50 - 8.05	05/19/11	11,149
712	WCI Communities, Inc. (b)	10.06	09/02/16	690,755

				16,878,959

	Business Equipment & Services 11.1%
5,712	Affinion Group, Inc.	5.00	10/10/16	5,708,153
1,934	Asurion Corp.	3.27	07/03/14	1,847,804
5,951	Asurion Corp.	6.75	03/31/15	5,979,709
484	Asurion Corp.	6.76	07/03/15	457,009
2,712	Bright Horizons Family Solutions, Inc.	7.50	05/28/15	2,729,801
321	CCC Information Services, Inc.	5.50	11/11/15	324,483
2,900	Contec, LLC	7.75	07/28/14	2,638,737
2,546	Crawford and Co.	5.25	10/30/13	2,520,311
2,784	Dealer Computer Services, Inc.	5.25	04/21/17	2,807,253
1,778	Education Management, LLC	4.31	06/01/16	1,744,597
14,943	First Data Corp.	3.01	09/24/14	13,843,596
967	GSI Holdings, LLC	3.30	08/01/14	950,499
365	Interactive Data Corp.	6.75	01/27/17	370,204
3,100	ipayment, Inc.	2.29	05/10/13	3,007,266
2,179	Kronos, Inc.	2.05	06/11/14	2,143,235
853	Kronos, Inc.	6.05	06/11/15	835,575
See accompanying notes which are an integral part of this schedule.
3     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Business Equipment & Services (continued)
$321	Mitchell International, Inc.	2.31%	03/28/14	$303,321
2,802	NCO Financial Systems, Inc.	7.50	05/15/13	2,774,041
1,311	Nielsen Finance, LLC	2.26	08/09/13	1,301,602
2,880	Nielsen Finance, LLC	4.01	05/02/16	2,864,014
456	Presidio, Inc.	7.50	12/16/15	446,704
964	SMG Holdings, Inc.	3.29	07/27/14	923,048
1,916	Sorenson Communications, Inc.	6.00	08/16/13	1,833,887
2,402	Sungard Data Systems, Inc.	2.01 - 6.75	02/28/14	2,420,726
4,132	Sungard Data Systems, Inc.	3.91	02/26/16	4,114,163
3,056	Verint Systems Inc.	5.25	05/25/14	3,053,373
195	Vertafore, Inc.	6.75	07/29/16	196,776

				68,139,887

	Cable & Satellite Television 3.9%
688	Atlantic Broadband Finance, LLC	5.00	11/27/15	694,572
1,297	Bresnan Broadband Holdings, LLC	4.50	12/14/17	1,305,551
598	Cequel Communications, LLC	2.27	11/05/13	595,120
2,455	Charter Communications Operating, LLC	2.27 - 7.25	03/06/14	2,512,787
3,125	Charter Communications Operating, LLC	2.76	09/06/14	3,036,453
8,835	Charter Communications Operating, LLC	3.56	09/06/16	8,714,335
3,285	Knology Inc.	5.50	10/17/16	3,308,837
812	MCC Iowa, LLC	4.50	10/23/17	808,765
See accompanying notes which are an integral part of this schedule.
4     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Cable & Satellite Television (continued)
$1,678	Midcontinent Communications	6.25%	12/31/16	$1,699,039
1,000	UPC Broadband Holding, B.V.	4.25%	12/30/16	988,000

				23,663,459

	Chemicals & Plastics 6.6%
1,109	Armored AutoGroup, Inc.	6.00	11/05/16	1,113,111
1,323	Brenntag Holdings GmbH & Co.	3.77 - 3.79	01/20/14	1,328,551
500	Brenntag Holdings GmbH & Co.	6.45	07/17/15	506,000
2,091	Cristal Inorganic Chemicals US, Inc.	2.55	05/15/14	2,082,087
1,561	FiberVisions Manufacturing Co.	3.76	03/31/13	1,465,079
5,295	Hexion Specialty Chemicals, Inc.	4.06	05/05/15	5,258,797
929	Huntsman International, LLC	2.52	06/30/16	921,752
2,869	Ineos Holdings Ltd.	7.50	12/16/13	2,960,296
2,869	Ineos Holdings Ltd.	8.00	12/16/14	2,973,535
3,395	Kraton Polymers, LLC	2.31	05/13/13	3,392,182
1,118	MacDermid, Inc.	2.26	04/12/14	1,070,184
4,210	Metokote Corp.	9.00	11/27/11	3,985,154
3,768	Nalco Co.	4.50	10/05/17	3,807,864
1,281	Nusil Technology, LLC	6.00	02/18/15	1,282,709
3,187	Omnova Solutions Inc.	5.75	05/31/17	3,220,507
4,004	PQ Corp.	3.53	07/30/14	3,861,397
1,298	Univar Inc.	6.25	11/30/16	1,300,545

				40,529,750

	Clothing/Textiles 0.9%
1,221	Gold Toe Investment Corp.	8.50	10/30/13	1,205,894
1,000	Gold Toe Investment Corp.	11.75	04/30/14	917,500
See accompanying notes which are an integral part of this schedule.
5     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Clothing/Textiles (continued)
$2,000	Levi Strauss & Co.	2.51%	03/27/14	$1,925,000
1,393	Varsity Brands, Inc.	2.83	02/22/14	1,260,759

				5,309,153

	Conglomerates 0.7%
2,587	Goodman Global Holdings, Inc.	5.75	10/28/16	2,605,429
314	Goodman Global Holdings, Inc.	9.00	10/30/17	324,576
1,059	Polymer Group, Inc.	7.00	11/24/14	1,061,434

				3,991,439

	Containers & Glass Products 5.6%
2,624	Anchor Glass Container Corp.	6.00	03/02/16	2,635,235
1,100	Anchor Glass Container Corp.	10.00	09/02/16	1,100,456
1,935	Berlin Packaging, LLC	3.29	08/17/14	1,840,669
904	Berry Plastics Group, Inc	2.28	04/03/15	855,699
106	BWAY Holding Co.	5.52 - 5.56	06/16/17	106,369
515	Consolidated Container Co., LLC	2.50	03/28/14	476,545
2,051	Graham Packaging Co., L.P.	6.00	09/23/16	2,081,218
2,332	Graham Packaging Co., L.P.	6.75	04/05/14	2,363,884
2,833	Kranson Industries, Inc.	2.51	07/31/13	2,712,854
3,793	Nexpak Corp. (c)(e)	6.50 - 8.50	03/31/07	132,434
762	Nexpak Corp. (Revolver) (c)(e)	6.50	03/31/07	83,129
2,756	Packaging Dynamics Operating Co.	2.26	06/09/13	2,535,557
973	Pelican Products, Inc.	5.75	11/30/16	979,027
2,023	Pertus Sechszehnte GmbH	2.64	06/13/15	1,760,255
2,022	Pertus Sechszehnte GmbH	2.89	06/13/16	1,770,368
See accompanying notes which are an integral part of this schedule.
6     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Containers & Glass Products (continued)
$663	Reynolds Group Holdings Inc.	6.25%	08/06/15	$665,805
8,189	Reynolds Group Holdings Inc.	6.25 - 6.75	05/05/16	8,285,864
3,166	Smurfit-Stone Container Enterprises, Inc.	6.75	07/15/16	3,224,130
800	Tegrant Corp.	5.81	03/08/15	636,000

				34,245,498

	Cosmetics/Toiletries 1.7%
4,141	Bausch and Lomb, Inc.	3.51 - 3.54	04/24/15	4,136,820
1,000	Huish Detergents, Inc.	4.52	10/26/14	940,000
1,935	KIK Custom Products, Inc.	2.56	06/02/14	1,660,869
800	KIK Custom Products, Inc.	5.30	11/30/14	549,600
834	Levlad LLC & Arbonne International, LLC (b)	10.00	03/05/15	748,816
1,060	Marietta Intermediate Holding, Corp. (b)	8.00	02/19/15	964,643
1,123	Prestige Brands, Inc.	4.75	03/24/16	1,133,386

				10,134,134

	Drugs 1.5%
3,483	Grifols, Inc.	6.00	11/23/16	3,527,625
915	Warner Chilcott Co., LLC	6.00	10/30/14	919,259
3,418	Warner Chilcott Co., LLC	6.25	04/30/15	3,448,100
1,115	Warner Chilcott Co., LLC	6.50	02/22/16	1,126,928

				9,021,912

	Ecological Services & Equipment 1.4%
1,057	Environmental Systems Products Holdings, Inc.	13.50	09/12/14	1,056,679
See accompanying notes which are an integral part of this schedule.
7     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Ecological Services & Equipment (continued)
$2,395	Sensus Metering Systems, Inc.	7.00%	06/03/13	$2,414,046
5,058	ServiceMaster Co.	2.77	07/24/14	4,863,185

				8,333,910

	Electronics/Electrical 3.2%
436	Aeroflex, Inc.	4.31	08/15/14	434,321
636	Bentley Systems, Inc.	6.50	12/21/16	641,769
3,307	CDW Corp.	5.26	07/10/17	3,287,281
564	Edwards, Ltd (Cayman Islands) (b)	6.04	11/30/14	538,285
2,190	Freescale Semiconductor, Inc.	4.51	12/01/16	2,121,329
6,003	Infor Enterprise Solutions Holdings, Inc.	6.02	07/28/15	5,770,195
701	Matinvest 2 SAS	3.54	06/23/14	642,854
701	Matinvest 2 SAS	4.04	06/22/15	646,151
648	Microsemi Corp.	5.00	11/02/17	653,829
2,549	Open Solutions, Inc.	2.42	01/23/14	2,162,407
521	Proquest CSA, LLC	3.80	02/09/14	512,370
579	Savvis Communications Corp.	6.75	08/04/16	588,788
219	Sensata Technologies Finance B.V.	2.04	04/26/13	214,412
1,382	Spectrum Brands, Inc.	8.00	06/16/16	1,413,336

				19,627,327

	Farming & Agriculture 0.3%
999	WM. Bolthouse Farms, Inc.	5.50	02/11/16	1,010,497
1,091	WM. Bolthouse Farms, Inc.	7.50	08/11/16	1,105,566

				2,116,063

See accompanying notes which are an integral part of this schedule.
8     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Financial Intermediaries 3.0%
$3,413	Fidelity National Information Solutions, Inc.	5.25%	07/18/16	$3,460,193
973	Fifth Third Processing Solutions, LLC	5.50	11/03/16	982,368
332	Fifth Third Processing Solutions, LLC	8.25	11/01/17	339,747
5,399	Nuveen Investments, Inc.	3.30	11/13/14	5,171,189
1,963	Oxford Acquisition III Ltd.	2.04	05/12/14	1,888,935
2,421	RJO Holdings Corp.	6.27	12/10/15	1,422,508
1,316	Trans Union, LLC	6.75	06/15/17	1,338,626
2,204	Transfirst Holdings, Inc.	3.06	06/15/14	2,033,580
1,754	Transfirst Holdings, Inc. (b)	6.31	06/15/15	1,648,184

				18,285,330

	Food Products 3.7%
1,477	Advantage Sales & Marketing, Inc.	5.25	12/18/17	1,483,238
494	Advantage Sales & Marketing, Inc.	9.25	05/17/18	498,548
1,476	Coleman Natural Foods, LLC	6.76	08/22/12	1,409,726
3,913	DCI Cheese Co., Inc.	8.00	04/15/12	3,424,211
2,063	Dole Food Co., Inc.	5.04 - 5.06	03/02/17	2,080,448
370	Earthbound Holdings III, LLC	6.75	12/21/16	373,116
1,794	Farley’s & Sathers Candy Co., Inc.	7.00	06/15/11	1,798,424
849	Michael Foods Group, Inc.	6.26	06/29/16	861,829
3,303	Pierre Foods, Inc.	7.00	09/30/16	3,310,370
325	Pierre Foods, Inc.	11.25	09/29/17	329,613
See accompanying notes which are an integral part of this schedule.
9     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Food Products (continued)
$7,311	Pinnacle Foods Holdings Corp.	2.76 - 6.00%	04/02/14	$7,242,556

				22,812,079

	Food Service 2.0%
2,846	Burger King Corp.	6.25	10/19/16	2,892,983
820	Center Cut Hospitality, Inc.	9.25	07/06/14	803,565
588	Darling International, Inc.	5.00	12/16/16	593,758
1,184	DineEquity, Inc.	6.00	10/19/17	1,203,443
3,189	Dunkin’ Brands, Inc.	5.75	11/23/17	3,231,973
2,008	NPC International, Inc.	2.03	05/03/13	1,970,295
118	OSI Restaurant Partners, LLC	2.52	06/14/13	112,956
1,221	OSI Restaurant Partners, LLC	2.63	06/14/14	1,169,099

				11,978,072

	Food/Drug Retailers 2.4%
2,282	General Nutrition Centers, Inc.	2.54	09/16/13	2,270,690
1,987	NBTY, Inc.	6.25	10/02/17	2,018,850
7,223	Rite Aid Corp.	2.02 - 6.00	06/04/14	6,992,739
3,706	Roundy’s Supermarkets, Inc.	7.00	11/03/13	3,716,809

				14,999,088

	Forest Products 0.7%
2,399	Cenveo Corp.	6.25	12/14/16	2,421,172
1,687	White Birch Paper Company	12.00	03/01/11	1,676,017
276	White Birch Paper Company (f)	6.72	03/01/11	274,083

				4,371,272

	Health Care 8.6%
2,780	Alere, Inc.	2.26	06/26/14	2,725,873
1,757	Biomet, Inc.	3.29	03/25/15	1,755,207
See accompanying notes which are an integral part of this schedule.
10     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Health Care (continued)
$723	Catalent Pharma Solutions	2.51%	04/10/14	$694,202
5,209	Community Health Systems, Inc.	2.54	07/25/14	5,089,029
2,490	Community Health Systems, Inc.	3.79	01/25/17	2,485,228
1,360	DaVita, Inc.	4.50	10/20/16	1,374,899
2,618	DJO Finance, LLC	3.26	05/20/14	2,581,982
849	Genoa Healthcare Group, LLC	5.50	08/10/12	832,069
1,703	Gentiva Health Services, Inc.	6.75	08/15/16	1,721,951
2,717	Harlan Sprague Dawley, Inc.	3.78	07/11/14	2,424,202
4,040	HCA, Inc.	1.55	11/19/12	3,997,368
353	HCA, Inc.	2.55	11/18/13	350,050
3,697	HCA, Inc.	3.55	03/31/17	3,701,764
1,684	Health Management Associates, Inc.	2.05	02/28/14	1,656,902
1,041	Manor Care, Inc.	2.76	12/22/14	1,032,547
395	National Renal Institutes, Inc. (b)	8.50	03/31/13	399,298
2,982	Rehabcare Group, Inc.	6.00	11/24/15	3,004,838
924	Renal Advantage Holdings, Inc.	5.75	12/16/16	928,600
648	Rural/Metro Operating Co., LLC	6.00	11/24/16	655,852
1,435	Skilled Healthcare Group, Inc.	5.25	04/08/16	1,417,304
1,967	Sterigenics International, Inc.	2.56	11/21/13	1,917,660
1,282	Sun Healthcare Group, Inc.	8.00	10/15/16	1,277,368
1,579	Surgical Care Affiliates, Inc.	2.30	12/29/14	1,521,186
See accompanying notes which are an integral part of this schedule.
11     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Health Care (continued)
$467	United Surgical Partners, International, Inc.	2.27%	04/21/14	$452,685
2,474	United Surgical Partners, International, Inc.	2.28	04/19/14	2,395,781
5,446	Universal Health Services, Inc.	5.50	11/15/16	5,532,155
875	VWR Funding, Inc.	2.76	06/30/14	851,815

				52,777,815

	Home Furnishings 0.9%
989	Brown Jordan International, Inc.	6.26	04/30/12	969,144
471	Hunter Fan Co.	7.02	10/16/14	382,353
427	Mattress Holdings Corp.	2.56	01/18/14	380,221
1,380	National Bedding Co.	5.31	02/28/14	1,344,451
1,918	Quality Home Brands Holdings, LLC (b)	8.50 - 10.25	06/30/14	1,052,625
1,405	Yankee Candle Co., Inc.	2.29	02/06/14	1,393,941

				5,522,735

	Industrial Equipment 1.3%
1,719	Baldor Electric Co.	5.25	01/31/14	1,723,590
494	Bucyrus International, Inc.	4.25	02/19/16	496,269
609	Manitowoc Co.	8.00	11/06/14	618,322
1,580	Matthew Warren Industries, Inc.	7.25	11/01/13	1,287,729
2,788	Mold-Masters Luxembourg Holdings S.A.R.L.	3.81	10/11/14	2,554,591
1,334	Polypore, Inc.	2.27	07/03/14	1,323,221

				8,003,722

See accompanying notes which are an integral part of this schedule.
12     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Insurance 1.8%
$2,857	Alliant Holdings I, Inc.	3.30%	08/21/14	$2,760,316
1,688	AmWINS Group, Inc.	2.80	06/08/13	1,603,184
1,769	C.G. JCF Corp.	3.27	08/01/14	1,698,462
274	CNO Financial Group, Inc.	7.50	09/30/16	276,306
444	HMSC Corp.	5.76	10/03/14	301,111
235	Sedgwick CMS Holdings, Inc.	5.50	05/27/16	237,056
1,500	Sedgwick CMS Holdings, Inc.	9.00	05/26/17	1,500,000
2,891	USI Holdings Corp.	2.77	05/05/14	2,796,026

				11,172,461

	Leisure Goods/Activities/Movies 3.0%
619	24 Hour Fitness Worldwide, Inc.	6.75	04/22/16	602,598
867	Alpha D2 Ltd.	2.71	12/31/13	822,370
1,167	Alpha D2 Ltd.	3.96	06/30/14	1,060,576
4,557	Bombardier Recreational Products, Inc.	3.27	06/28/13	4,321,527
627	Cedar Fair, L.P.	5.50	12/15/16	634,448
2,362	Fender Musical Instruments Corp.	2.52 - 2.54	06/09/14	2,220,360
1,174	Hicks Sports Group LLC (c)(e)	6.75	12/22/10	522,358
3,116	Live Nation Entertainment, Inc.	4.50	11/07/16	3,121,342
560	Playcore Wisconsin, Inc.	2.82	02/21/14	520,506
1,372	Regal Cinemas Corp.	3.80	11/21/16	1,380,131
815	SABRE, Inc.	2.27	09/30/14	748,291
754	Six Flags Theme Parks, Inc.	5.50	06/30/16	762,148
1,428	Travelport, LLC	4.80 - 4.96	08/21/15	1,347,314
See accompanying notes which are an integral part of this schedule.
13     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Leisure Goods/Activities/Movies (continued)
$519	Universal City Development Partners, Ltd.	5.50%	11/06/14	$524,612

				18,588,581

	Lodging & Casinos 6.1%
2,000	Boyd Gaming Corp.	1.89	05/24/12	1,906,870
3,485	Cannery Casino Resorts, LLC	4.51	05/17/13	3,330,847
2,500	Cannery Casino Resorts, LLC	4.51	05/16/14	2,237,500
2,968	CCM Merger, Inc.	8.50	07/13/12	2,976,609
180	Chester Downs and Marina, LLC	12.38	07/29/16	182,908
1,194	Golden Nugget, Inc. (b)	3.27	06/30/14	969,479
3,059	Harrah’s Operating Co., Inc.	3.29	01/28/15	2,769,574
7,028	Harrah’s Operating Co., Inc.	3.29 - 3.29	01/28/15	6,364,615
1,473	Las Vegas Sands, LLC/Venetian Casinio	2.03	05/23/14	1,436,932
4,016	Las Vegas Sands, LLC/Venetian Casino	3.04	11/23/15	3,871,446
788	Las Vegas Sands, LLC/Venetion Casino	3.04	11/23/16	757,102
2,035	Magnolia Hill, LLC	3.52	10/30/13	1,831,395
2,863	VML US Finance, LLC	4.80	05/25/12	2,866,931
4,226	VML US Finance, LLC	4.80	05/27/13	4,231,146
1,594	Wembley, Inc. (d)	8.50	11/05/15	1,582,393

				37,315,747

	Metals & Mining 0.5%
3,242	Novelis, Inc.	5.25	12/19/16	3,288,746

	Oil & Gas 2.3%
649	Big West Oil, LLC	7.00	03/31/16	658,773
See accompanying notes which are an integral part of this schedule.
14     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Oil & Gas (continued)
$1,693	CCS Income Trust	3.29%	11/14/14	$1,525,556
1,759	Citgo Petroleum Corp.	8.00	06/24/15	1,825,027
3,000	Dresser, Inc.	6.03	05/04/15	3,002,250
1,491	Obsidian Natural Gas Trust	7.00	11/02/15	1,509,165
1,204	RAM Energy, Inc. (b)	12.75	11/29/12	1,202,936
1,267	Venoco, Inc.	4.31	05/08/14	1,220,157
1,555	Western Refining, Inc.	10.75	05/30/14	1,588,030
1,539	Willbros United States Holdings, Inc.	9.50	06/30/14	1,546,761

				14,078,655

	Publishing 4.3%
7,392	Cengage Learning Acquisitions, Inc.	2.55	07/03/14	6,986,673
985	Cengage Learning Holdings II, L.P.	7.50	07/03/14	993,057
2,289	Clarke American Corp.	2.79	06/30/14	2,079,336
1,796	Cygnus Business Media, Inc. (b)	9.75	06/30/13	1,122,508
1,667	Endurance Business Media, Inc.	6.75	12/15/14	500,000
2,303	F&W Media, Inc.	7.75	06/09/14	1,842,158
193	GateHouse Media Operating, Inc.	2.27	08/28/14	77,805
3,031	Getty Images, Inc.	5.25	11/07/16	3,061,333
872	Knowledgepoint 360 Group, LLC	3.54	04/14/14	697,919
2,672	MC Communications, LLC (b)	6.75	12/31/12	534,394
1,436	MediMedia USA, Inc.	2.58	10/05/13	1,296,668
1,058	Nelson Education Ltd.	2.80	07/05/14	946,786
2,117	Network Communications, Inc.	6.25	11/30/12	1,471,336
728	Source Media, Inc.	7.00	11/08/11	702,244
See accompanying notes which are an integral part of this schedule.
15     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Publishing (continued)
$3,828	Tribune Co. (c)(d)	5.25%	06/04/14	$2,676,118
3,320	Yell Group Plc	4.01	07/31/14	1,565,335

				26,553,670

	Radio & Television 5.7%
565	Barrington Broadcasting Group, LLC	4.53	08/12/13	543,623
713	Citadel Broadcasting Corp.	4.25	12/30/16	717,508
2,267	Clear Channel Communication	3.91	01/28/16	1,976,550
4,856	CMP KC, LLC (c)	6.25	05/03/11	412,782
2,557	CMP KC, LLC (c)(e)	6.25	05/03/10	217,342
5,000	CMP Susquehanna Corp.	2.31	05/05/13	4,526,896
1,371	Cumulus Media, Inc.(g)	4.01	06/11/14	1,278,776
2,701	Foxco Acquisition Sub, LLC	7.50	07/14/15	2,688,564
546	High Plains Broadcasting Operating Co., LLC	9.00	09/14/16	547,587
635	LBI Media, Inc.	1.76	03/31/12	602,983
1,061	Multicultural Radio Broadcasting, Inc.	3.01	12/18/12	912,642
2,750	Multicultural Radio Broadcasting, Inc.	6.01	06/18/13	1,993,750
2,338	NEP II, Inc.	2.54	02/16/14	2,255,912
1,995	Newport Television, LLC	9.00	09/14/16	2,002,102
12,649	Univision Communications, Inc.	4.51	03/31/17	12,054,005
2,483	Weather Channel	5.00	09/14/15	2,502,318

				35,233,340

See accompanying notes which are an integral part of this schedule.
16     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Retailers (except food & drug) 2.1%
$3,119	AMSCAN Holdings, Inc. 7.35%		12/04/17	$3,127,446
1,418	Educate, Inc.	8.50	06/16/14	1,382,193
468	FTD, Inc.	6.75	08/26/14	468,670
2,870	Guitar Center, Inc.	3.77	10/09/14	2,683,142
1,167	Gymboree Corp.	5.50	11/23/17	1,175,469
779	Michaels Stores, Inc.	4.81	07/31/16	780,463
2,451	Petco Animal Supplies, Inc.	6.00	11/24/17	2,457,098
918	Savers, Inc.	5.75	03/11/16	923,255

				12,997,736

	Steel 0.3%
1,926	Wire Rope Corporation of America, Inc.	5.25	02/10/14	1,904,229

	Surface Transport 0.7%
661	Avis Budget Car Rental, LLC	5.75	04/19/14	663,999
458	JHCI Acquisition, Inc.	2.77	06/19/14	421,818
1,633	Kenan Advantage Group, Inc.	5.50	07/22/16	1,638,102
1,633	Swift Transportation Co., Inc.	6.00	12/16/16	1,641,164

				4,365,083

	Telecommunications 3.3%
5,577	Avaya, Inc.	3.03	10/24/14	5,304,194
1,940	Global TelLink Corp.	7.25	11/10/16	1,917,378
856	Hawaiian Telcom Communications, Inc. (d)	9.00	11/01/15	863,315
6,641	Level 3 Financing Inc.	2.54 - 11.50	03/13/14	6,588,385
1,449	NTELOS, Inc.	5.75	08/07/15	1,456,205
See accompanying notes which are an integral part of this schedule.
17     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Telecommunications (continued)
$1,943	Syniverse Technologies, Inc.	2.76%	12/21/17	$1,967,469
1,995	Yankee Cable Acquisition, LLC	6.50	08/26/16	1,991,678

				20,088,624

	Utilities 5.6%
3,805	BRSP, LLC	7.50	06/04/14	3,833,202
2,040	FirstLight Power Resources, Inc.	2.81	11/01/13	1,991,200
2,400	FirstLight Power Resources, Inc.	4.81	05/01/14	2,244,000
843	Great Point Power, LLC	5.50	03/10/17	845,070
404	Mach Gen, LLC	2.30	02/22/13	376,145
5,196	New Development Holdings, Inc.	7.00	07/03/17	5,292,755
1,345	NRG Energy, Inc.	3.55	08/31/15	1,348,340
3,398	Primary Energy Operations, LLC	6.50	10/23/14	3,350,253
16,081	Texas Competitive Electric Holdings Co., LLC	3.76	10/10/14	12,461,947
145	TPF Generation Holdings, LLC	2.30	12/15/11	143,198
463	TPF Generation Holdings, LLC	2.30	12/13/13	456,803
1,129	TPF Generation Holdings, LLC	2.30	12/15/13	1,113,487
1,334	TPF Generation
	Holdings, LLC	4.55	12/15/14	1,227,507

				34,683,907

	Total Variable Rate Senior Loan Interests 107.6%			660,683,709

	Senior Notes 3.7%
	Air Transport 0.1%
610	Continental Airlines, Inc. (g)	6.75	09/15/15	632,875

See accompanying notes which are an integral part of this schedule.
18     Invesco Prime Income Trust

Principal
Amount
(000)		Interest Rate	Maturity Date	Value

	Building & Development 0.2%
$1,500	Compression Polymers Corp. (a)	7.50%	07/01/12	$1,492,500

	Chemicals & Plastics 1.1%
5,168	Lyondell Chemical Co.	11.00	05/01/18	5,865,133
874	Wellman, Inc. (b)	5.00	01/29/19	874,168

				6,739,301

	Containers & Glass Products 0.3%
1,600	Berry Plastics Group, Inc. (a)	5.04	02/15/15	1,552,000

	Ecological Services & Equipment 0.1%
447	Environmental Systems Products Holdings, Inc.	18.00	03/31/15	447,267

	Forest Products 0.2%
1,333	Verso Paper Holding LLC (a)	4.04	08/01/14	1,246,355

	Health Care 0.5%
3,000	Apria Healthcare Group, Inc.	11.25	11/01/14	3,285,000

	Lodging & Casinos 0.6%
3,462	Harrah’s Operating Escrow LLC (g)	11.25	06/01/17	3,912,060

	Utilities 0.6%
3,696	Calpine Corp.	7.50	02/15/21	3,659,525

	Total Senior Notes 3.7%			22,966,883

See accompanying notes which are an integral part of this schedule.
19     Invesco Prime Income Trust

	Shares	Value

Non-convertible Preferred Stock (h) 0.0%
Environmental Services 0.0%
Environmental Systems Products Holdings, Inc.	3,414	$14,445

Common Stocks & Other Equity Interests (h) 1.7%
Building & Development 0.0%
Contech Construction Products, Inc.	96,800	0

Building Products 0.1%
Axia Acquisition Corp. (Acquired 05/30/08, Cost $486,376) (i)	108	271,342

Chemicals-Diversified 0.0%
LyondellBasell Industries Class A	3,357	115,481
Wellman Holdings, Inc.	810	124,878

		240,359

Construction Materials 0.0%
Building Materials Holding Corp. (Acquired 11/17/06, Cost $514,248) (i)	338,908	247,403

Consumer Sundries 0.3%
Marietta Intermediate Holding Corp. (Acquired 12/22/04, Cost $906,499) (i)	1,192,873	441,601
World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (i)	52,654	1,984,529

		2,426,130

Containers & Packaging 0.0%
Nexpak Holdings LLC (Acquired 01/01/05, Cost $6,411,681) (i)	70	0

Cosmetics/Toiletries 0.0%
Natural Products Group, Inc. (Acquired 03/26/07, Cost $241,821) (i)	4,893	24,463

Environmental Services 0.1%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0) (i)	7,453	0
Newhall holding Co., LLC	334,648	531,254

		531,254

Financial Intermediaries 0.0%
RJO Holdings Corp.	4,134	0

Home Building 0.1%
Rhodes Homes	1,038,734	311,620

See accompanying notes which are an integral part of this schedule.
20     Invesco Prime Income Trust

	Shares	Value

Home Furnishings 0.0%
Generation Brands LLC (Acquired 02/01/10, Cost $0) (i)	1,835	$0

Leisure Equipment & Products 0.1%
MEGA Brands, Inc. (Canada) (Acquired 03/31/10, Cost $747,144) (i)	391,525	255,950

Leisure Goods/Activities/Movies 0.7%
Metro-Goldwyn-Mayer Studios, Inc.	191,829	4,555,939

Lodging & Casinos 0.1%
Wembley, Inc., Class A	54,916	549,160
Wembley, Inc., Class B	2,333	23,333

		572,493

Oil Refining & Marketing 0.0%
Vitruvian Exploration LLC	28,650	311,569

Printing/Publishing 0.1%
CommerceConnect Media Holdings (Acquired 09/29/09, cost $563,883) (i)	2,650	0
Endurance Business Media, Inc.	3,425	345,932
F&W Media, Inc.	7,895	4,934
MC Acquisitons Corp. (Acquired 07/02/09, Cost $0) (i)	517,761	0
SuperMedia, Inc.	2,908	25,329

		376,195

Real Estate Development 0.1%
WCI Communities, Inc.	4,575	388,875

Total Common Stocks & Other Equity Interest 1.7%		10,513,592

Warrants 0.0%
Broadcasting 0.0%
Cumulus Media, Inc. (Acquired 01/14/10, Cost $0) (g)(i)	2,637	8,280

Printing/Publishing 0.0%
F&W Media, Inc. (g)	1,666	1,041

Total Warrants 0.0%		9,321

See accompanying notes which are an integral part of this schedule.
21     Invesco Prime Income Trust

	Principal Amount
	(000)	Value

Short-Term Investment 3.3%
Repurchase Agreement 3.3%
State Street bank (0.01%, dated 12/31/10, due 01/03/11; proceeds $20,438,708; fully collateralized by Government Obligations at the date of this Portfolio Investment as follows:
U.S. Treasury Notes 2.50% due 04/30/15; valued at $20,854,238 (cost $20,438,691)	$20,439	$20,438,691

Total Investments 116.3% (Cost $774,937,554)		714,626,641

Borrowings (12.5%)		(77,000,000)

Liabilities in Excess of Other Assets (3.8%)		(23,277,111)

Net Assets 100.0%		$614,349,530

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(b)	Payment-in-kind security.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at December 31, 2010 was $4,996,762 which represented 0.8% of the Fund’s Net Assets.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	The borrower is in the process of restructuring or amending the terms of this loan.

(f)	All or a portion of this security is designated in connection with unfunded loan commitments.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2010 was $5,833,032 which represented 0.9% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
22     Invesco Prime Income Trust

(h)	Non-income producing securities acquired through the restructuring of senior loans.

(i)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.5% of the net assets of the Fund.
See accompanying notes which are an integral part of this schedule.
23     Invesco Prime Income Trust

Swap agreements outstanding as of December 31, 2010:
Credit Default Swaps

									Credit
					Implied	Notional			Rating of
	Reference	Buy/Sell	Pay/Receive	Expiration	Credit	Amount	Upfront		Reference
Counterparty	Entity	Protection	Fixed Rate	Date	Spread (a)	(000)	Payments	Value	Entity (b)
Goldman Sachs International	Calpine Corp	Sell	5.00%	3/20/2011	1.99%	3,000	97,500	$24,612	B
Goldman Sachs International	Texas Competitive Electric Holdings Co, LLC	Sell	5.00%	3/20/2012	4.77%	3,000	67,500	13,111	B-

Total Credit Default Swaps						6,000	$165,000	$37,723

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Credit rating as issued by Standard and Poor’s (Unaudited).
Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on
Invesco Prime Income Trust

quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Prime Income Trust

D.	Other Risks — The Trust may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Trust invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a Corporate Loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the Corporate Loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Repurchase Agreements — The Trust may enter into repurchase agreements. Collateral on repurchase agreements, including the Trust’s pro-rata interest in joint repurchase agreements, is taken into possession by the Trust upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Trust’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Trust might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

H.	Swap Agreements — The Trust may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Invesco Prime Income Trust

     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Trust as a protection buyer would cease paying its fixed payment, the Trust would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Trust. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Trust as a protection seller would cease to receive the fixed payment stream, the Trust would pay the buyer “par value” or the full notional value of the referenced obligation, and the Trust would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Trust receives the fixed payment over the life of the agreement. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Trust accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Trust segregates liquid securities having a value at least equal to the amount of the potential obligation of a Trust under any swap transaction. The Trust’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Trust and the counterparty and by the posting of collateral by the counterparty to cover the Trust’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the
Invesco Prime Income Trust

inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$660,321,939	$361,770	$660,683,709
Senior Notes		22,092,715	874,168	22,966,883
Common Stocks & Other Equities	7,962,583	—	2,551,009	10,513,592
Non-Convertible Preferred Stocks	14,445	—	—	14,445
Warrants	1,041	—	8,280	9,321
Repurchase Agreements	—	20,438,691	—	20,438,691
Credit Default Swaps	—	37,723	—	37,723

Total Investments in an Asset Position	$7,978,069	$702,891,068	$3,795,227	$714,664,364

NOTE 3 — Unfunded Loan Commitments
As of December 31, 2010, the Trust had unfunded loan commitments of $3,184,081, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments
Axia Acquisition Corp.	$375,096

General Nutrition Centers, Inc.	2,500,000

White Birch Paper Co.	308,985

Total	$3,184,081

NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,970,076

Aggregate unrealized (depreciation) of investment securities	(90,408,189)

Net unrealized appreciation of investment securities	$(67,438,113)

Cost of investments for tax purposes is $782,064,754.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Prime Income Trust (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Senior Loan Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Prime Income Trust

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Prime Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.